WesMark Government Bond Fund
WESMARK GOVERNMENT BOND FUND
Investment Objective
The WesMark Government Bond Fund (the Fund) seeks to achieve high current income consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WesMark Government Bond Fund
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.01%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
WesMark Government Bond Fund	103	321	558	1,235

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund pursues its investment objective by investing primarily in U.S. government securities. U.S. government securities include U.S. Treasury securities as well as securities of U.S. government sponsored entities, (GSE). The Fund's portfolio may also include investment-grade corporate debt securities and certain taxable securities issued by municipal entities such as Build America Bonds.

Certain GSE securities may not be backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (Freddie Mac), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. Government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

The Adviser may invest in collateralized mortgage obligations (CMO) in addition to mortgage-backed securities and federal agency securities with various call features in an attempt to take advantage of current and potential yield differentials existing from time to time between these securities in order to increase the Fund's return.

WesBanco Investment Department, a division of WesBanco Bank, Inc. (the Adviser), selects securities with longer or shorter durations based on its interest rate outlook, but does not target any specific duration for the Fund. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund may invest in securities with any maturity.

Because the Fund refers to U.S. government bonds in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government fixed-income securities.

For additional information on the Fund's investment strategies, please see the section “More About the Funds' Investment Strategies and Risks” beginning on page 25 of this prospectus.
Principal Risks of Investing in the Fund
The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Credit Risks:  The possibility that an issuer will default on a security by failing to pay interest or principal when due.

Interest Rate Risks:  Prices of fixed-income securities rise and fall in response to interest rate changes.

Risks Related to Complex CMOs:  CMOs with complex or highly variable prepayment terms generally entail greater market, prepayment and liquidity risks.

Call Risks:  An issue may redeem a fixed-income security before maturity at a price below its current market price.

Prepayment Risks:  The relative volatility of mortgage–backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.

Liquidity Risks:  A Fund may not be able to sell a security when it wants.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section “More About the Funds' Investment Strategies and Risks” beginning on page 25 of this prospectus.
Fund Performance
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund’s total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and show how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance is available at www.wesmarkfunds.com or by calling 1-800-864-1013.
Risk/Return Bar Chart For the periods ended December 31:

The Fund changed its investment strategy on May 31, 2006 and the prior performance shown is a result of the prior investment strategy which did not require the Fund to normally invest at least 80% of its assets in U.S. government fixed-income securities.

Within the periods shown in the bar chart, the Fund’s highest quarterly return was 3.29% (quarter ended September 30, 2006). Its lowest quarterly return was -1.94% (quarter ended June 30, 2004).
Average Annual Total Return Table
Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using the highest historical federal marginal income tax rates. and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investors tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding Fund shares through tax-deferred programs, such as a 401(k) plan or an IRA.

For the periods ended December 31, 2012:
Average Annual Total Returns	1 Year	5 Years	10 Years
WesMark Government Bond Fund	2.75%	4.15%	3.78%
WesMark Government Bond Fund Returns After Taxes on Distributions	1.99%	3.06%	2.59%
WesMark Government Bond Fund Returns after Taxes on Distributions and Sale of Fund Shares	1.82%	2.92%	2.54%
WesMark Government Bond Fund Barclays Capital Intermediate U,S, Government/Credit Index (BCIGCI) (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index's returns.)	3.89%	5.18%	4.62%
WesMark Government Bond Fund Lipper Intermediate U.S. Government Funds Average (LIGFA)	2.47%	4.84%	4.01%
WesMark Government Bond Fund Lipper General U.S. Government Funds Average (LGUS)	2.39%	4.93%	4.07%

The information provided for LIGFA and LGUS represents the average of the total returns reported by mutual funds designated by Lipper, Inc. as falling into the respective category indicated. Lipper averages do not reflect sales charges.